UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland           February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $993,370
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2012


COLUMN 1                       COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE                   VALUE     SHS OR     SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MGRS       SOLE     SHARED   NONE
--------------                 --------    -----       --------  -------    ---  ----  ----------  ----       ----     ------   ----
AON PLC                        SHS CL A    G0408V102    84,527   1,520,000  SH         SOLE        NONE       1,520,000
BANK NEW YORK MELLON CORP      COM         064058100   110,510   4,300,000  SH         SOLE        NONE       4,300,000
DELL INC                       COM         24702R101    83,655   8,250,000  SH         SOLE        NONE       8,250,000
FOSTER WHEELER AG              COM         H27178104   121,600   5,000,000  SH         SOLE        NONE       5,000,000
GENERAL DYNAMICS CORP          COM         369550108   198,805   2,870,000  SH         SOLE        NONE       2,870,000
GENERAL DYNAMICS CORP          COM         369550108    62,343     900,000       CALL  SOLE        NONE         900,000
HEIDRICK & STRUGGLES INTL IN   COM         422819102     5,750     376,829  SH         SOLE        NONE         376,829
NEWS CORP                      CL A        65248E104    25,510   1,000,000  SH         SOLE        NONE       1,000,000
PFIZER INC                     COM         717081103    22,571     900,000  SH         SOLE        NONE         900,000
PIONEER NAT RES CO             COM         723787107    38,372     360,000  SH         SOLE        NONE         360,000
RENAISSANCERE HOLDINGS LTD     COM         G7496G103    56,935     700,657  SH         SOLE        NONE         700,657
SIGNET JEWELERS LIMITED        SHS         G81276100   139,724   2,616,562  SH         SOLE        NONE       2,616,562
SMITH A O                      COM         831865209    43,068     682,868  SH         SOLE        NONE         682,868

